Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Detail) - Restricted Stock Units (Market Condition) [Member] - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
February 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	2.90%
Expected volatility	26.60%
Risk free interest rate	1.20%
Expected life in years	2 years 6 months
JHX stock price at grant date (A$ per share))	$ 29.54
Number of restricted stock units (in shares)	6,676
September 2019 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	3.10%
Expected volatility	26.60%
Risk free interest rate	1.60%
Expected life in years	2 years 10 months 24 days
JHX stock price at grant date (A$ per share))	$ 24.69
Number of restricted stock units (in shares)	477,979
August 2019 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	3.10%
Expected volatility	27.80%
Risk free interest rate	1.60%
Expected life in years	2 years
JHX stock price at grant date (A$ per share))	$ 21.68
Number of restricted stock units (in shares)	18,518
September 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)		3.00%
Expected volatility		26.80%
Risk free interest rate		2.70%
Expected life in years		2 years 10 months 24 days
JHX stock price at grant date (A$ per share))		$ 20.87
Number of restricted stock units (in shares)		49,381
August 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)		3.00%
Expected volatility		28.10%
Risk free interest rate		2.70%
Expected life in years		3 years
JHX stock price at grant date (A$ per share))		$ 22.00
Number of restricted stock units (in shares)		663,738